Fair value disclosures (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Assets and liabilities measured on a recurring basis at fair value
Assets and liabilities measured on a recurring basis at fair value, primarily related to Financial Products, included in Statement 3 as of December 31, 2014, 2013 and 2012 are summarized below:

	December 31, 2014
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets / Liabilities, at Fair Value
Assets
Available-for-sale securities
Government debt
U.S. treasury bonds	$10	$—	$—	$10
Other U.S. and non-U.S. government bonds	—	94	—	94

Corporate bonds
Corporate bonds	—	693	—	693
Asset-backed securities	—	105	—	105

Mortgage-backed debt securities
U.S. governmental agency	—	294	—	294
Residential	—	15	—	15
Commercial	—	67	—	67

Equity securities
Large capitalization value	233	—	—	233
Smaller company growth	43	—	—	43
Total available-for-sale securities	286	1,268	—	1,554

Total Assets	$286	$1,268	$—	$1,554

Liabilities
Derivative financial instruments, net	$—	$86	$—	$86
Guarantees	—	—	12	12
Total Liabilities	$—	$86	$12	$98

	December 31, 2013
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets / Liabilities, at Fair Value
Assets
Available-for-sale securities
Government debt
U.S. treasury bonds	$10	$—	$—	$10
Other U.S. and non-U.S. government bonds	—	120	—	120

Corporate bonds
Corporate bonds	—	633	—	633
Asset-backed securities	—	72	—	72

Mortgage-backed debt securities
U.S. governmental agency	—	321	—	321
Residential	—	18	—	18
Commercial	—	93	—	93

Equity securities
Large capitalization value	254	—	—	254
Smaller company growth	49	—	—	49
Total available-for-sale securities	313	1,257	—	1,570

Derivative financial instruments, net	—	161	—	161
Total Assets	$313	$1,418	$—	$1,731

Liabilities
Guarantees	$—	$—	$13	$13
Total Liabilities	$—	$—	$13	$13

	December 31, 2012
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets / Liabilities, at Fair Value
Assets
Available-for-sale securities
Government debt
U.S. treasury bonds	$10	$—	$—	$10
Other U.S. and non-U.S. government bonds	—	146	—	146

Corporate bonds
Corporate bonds	—	664	—	664
Asset-backed securities	—	96	—	96

Mortgage-backed debt securities
U.S. governmental agency	—	299	—	299
Residential	—	25	—	25
Commercial	—	127	—	127

Equity securities
Large capitalization value	185	—	—	185
Smaller company growth	34	—	—	34
Total available-for-sale securities	229	1,357	—	1,586

Derivative financial instruments, net	—	154	—	154
Total Assets	$229	$1,511	$—	$1,740

Liabilities
Guarantees	$—	$—	$14	$14
Total Liabilities	$—	$—	$14	$14

Roll-forwards of liabilities measured at fair value using Level 3 inputs
Below are roll-forwards of liabilities measured at fair value using Level 3 inputs for the years ended December 31, 2014, 2013 and 2012.  These instruments were valued using pricing models that, in management’s judgment, reflect the assumptions of a market participant.

(Millions of dollars)	Guarantees
Balance at December 31, 2011	$7
Acquisitions	6
Issuance of guarantees	7
Expiration of guarantees	(6)
Balance at December 31, 2012	$14
Issuance of guarantees	6
Expiration of guarantees	(7)
Balance at December 31, 2013	$13
Issuance of guarantees	1
Expiration of guarantees	(2)
Balance at December 31, 2014	$12

Fair values of financial instruments
Please refer to the table below for the fair values of our financial instruments.

TABLE III—Fair Values of Financial Instruments
	2014		2013		2012
(Millions of dollars)	Carrying Amount	Fair Value	Carrying Amount	Fair Value	Carrying Amount	Fair Value	Fair Value Levels	Reference
Assets at December 31,
Cash and short-term investments	$7,341	$7,341	$6,081	$6,081	$5,490	$5,490	1	Statement 3
Restricted cash and short-term investments	62	62	53	53	53	53	1	Statement 3
Available-for-sale securities	1,554	1,554	1,570	1,570	1,586	1,586	1 & 2	Notes 11 & 19
Finance receivables–net (excluding finance leases 1)	16,426	16,159	16,049	15,913	15,404	15,359	3	Notes 6 & 19
Wholesale inventory receivables–net (excluding finance leases 1)	1,774	1,700	1,529	1,467	1,674	1,609	3	Notes 6 & 19
Foreign currency contracts–net	—	—	45	45	—	—	2	Notes 3 & 19
Interest rate swaps–net	71	71	116	116	219	219	2	Notes 3 & 19
Commodity contracts–net	—	—	—	—	1	1	2	Notes 3 & 19

Liabilities at December 31,
Short-term borrowings	4,708	4,708	3,679	3,679	5,287	5,287	1	Note 13
Long-term debt (including amounts due within one year):
Machinery, Energy & Transportation	10,003	11,973	8,759	9,905	9,779	11,969	2	Note 14
Financial Products	24,574	25,103	25,312	25,849	25,077	26,063	2	Note 14
Foreign currency contracts–net	143	143	—	—	66	66	2	Notes 3 & 19
Commodity contracts–net	14	14	—	—	—	—	2	Notes 3 & 19
Guarantees	12	12	13	13	14	14	3	Note 21

[1]	Total excluded items have a net carrying value at December 31, 2014, 2013 and 2012 of $7,638 million, $8,053 million and $7,959 million, respectively.